Templeton Global Investment Trust
Statement of Investments, September 30, 2019 (unaudited)
Templeton Emerging Markets Balanced Fund
		Industry	Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.0%†
	Mexico 0.0%
[a,b]	Corporacion GEO SAB de CV, B	Household Durables	5,256		$ —
[a,b]	Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223		—
					—
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	Specialty Retail	1,390,834		918
[a,b,c]	K2016470219 South Africa Ltd., B	Specialty Retail	437,269		289
					1,207
	Total Common Stocks and Other Equity Interests (Cost $208,504)				1,207
			Principal Amount*
	Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,d,e]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	Multiline Retail	110,231		137
	senior secured note, 144A, PIK, 8.00%, 12/31/22	Multiline Retail	43,794	EUR	117
[b,d,e]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	82,742		389
	Total Corporate Bonds (Cost $209,396)				643
	Total Investments before Short Term Investments (Cost $417,900)				1,850
			Shares
	Short Term Investments (Cost $18,802,515) 100.2%
	Money Market Funds 100.2%
	United States 100.2%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%		18,802,515		18,802,515
	Total Investments (Cost $19,220,415) 100.2%				18,804,365
	Other Assets, less Liabilities (0.2)%				(34,361)
	Net Assets 100.0%				$18,770,004
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Balanced Fund (continued)
See Abbreviations on page 25.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $643, representing less than 0.1% of net assets.
[e]Income may be received in additional securities and/or cash.
[f]See Note 6 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  2

Templeton Global Investment Trust
Consolidated Statement of Investments, September 30, 2019 (unaudited)
Templeton Global Balanced Fund
		Industry	Shares	Value
	Common Stocks 59.1%
	Canada 0.7%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,159,100	$8,157,375
	China 2.6%
[a]	Baidu Inc., ADR	Interactive Media & Services	85,600	8,796,256
	China Mobile Ltd.	Wireless Telecommunication Services	949,500	7,856,068
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	27,550,000	12,548,450
				29,200,774
	Denmark 0.6%
	A.P. Moeller-Maersk AS, B	Marine	5,517	6,238,458
	France 4.5%
	BNP Paribas SA	Banks	344,237	16,759,464
	Sanofi	Pharmaceuticals	152,200	14,109,989
	Veolia Environnement SA	Multi-Utilities	747,887	18,959,738
				49,829,191
	Germany 6.9%
	Bayer AG	Pharmaceuticals	258,228	18,206,527
	Deutsche Telekom AG	Diversified Telecommunication Services	1,133,994	19,026,061
	E.ON SE	Multi-Utilities	1,669,822	16,232,035
	Merck KGaA	Pharmaceuticals	127,247	14,333,250
	Siemens AG	Industrial Conglomerates	74,495	7,977,124
				75,774,997
	Hong Kong 2.0%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	1,947,352	17,192,967
	Swire Pacific Ltd., A	Real Estate Management & Development	478,500	4,453,562
				21,646,529
	Italy 2.1%
	Eni SpA	Oil, Gas & Consumable Fuels	1,052,967	16,105,821
	Tenaris SA	Energy Equipment & Services	623,610	6,615,932
				22,721,753
	Japan 5.6%
	Kirin Holdings Co. Ltd.	Beverages	887,500	18,781,853
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	333,400	10,321,323
	Sumitomo Mitsui Financial Group Inc.	Banks	285,500	9,757,411
	Suntory Beverage & Food Ltd.	Beverages	219,800	9,392,554
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	394,700	13,471,239
				61,724,380
	Luxembourg 1.6%
	SES SA, IDR	Media	977,316	17,815,080
	Netherlands 3.1%
	Flow Traders	Capital Markets	486,704	12,741,617
	ING Groep NV	Banks	1,222,773	12,799,253
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	83,300	9,089,696
				34,630,566
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  3

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Norway 0.8%
	Equinor ASA	Oil, Gas & Consumable Fuels	473,816	$9,011,750
	Singapore 0.7%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	3,487,299	7,820,470
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	Specialty Retail	32,900,733	21,726
[a,b,c]	K2016470219 South Africa Ltd., B	Specialty Retail	4,646,498	3,068
				24,794
	South Korea 3.1%
	Hana Financial Group Inc.	Banks	304,255	8,943,975
	KB Financial Group Inc.	Banks	244,493	8,706,188
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	408,545	16,711,393
				34,361,556
	United Kingdom 9.0%
	BP PLC	Oil, Gas & Consumable Fuels	2,633,105	16,697,165
	Kingfisher PLC	Specialty Retail	4,348,469	11,055,544
[a]	LivaNova PLC	Health Care Equipment & Supplies	105,400	7,777,466
	Prudential PLC	Insurance	422,583	7,662,972
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	825,720	24,322,759
	Standard Chartered PLC	Banks	1,482,044	12,466,295
	Vodafone Group PLC	Wireless Telecommunication Services	9,873,649	19,664,636
				99,646,837
	United States 15.8%
	Allergan PLC	Pharmaceuticals	143,632	24,171,829
[a]	Berkshire Hathaway Inc., B	Diversified Financial Services	60,200	12,522,804
	Citigroup Inc.	Banks	194,747	13,453,123
	Comcast Corp., A	Media	357,424	16,112,674
	Gilead Sciences Inc.	Biotechnology	131,700	8,347,146
	Kellogg Co.	Food Products	206,700	13,301,145
	The Kroger Co.	Food & Staples Retailing	511,800	13,194,204
[a]	Laboratory Corp. of America Holdings	Health Care Providers & Services	49,600	8,332,800
	Oracle Corp.	Software	247,310	13,609,469
[a,b,d]	Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	34,934
	United Parcel Service Inc., B	Air Freight & Logistics	105,500	12,641,010
	Verizon Communications Inc.	Diversified Telecommunication Services	226,700	13,683,612
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	253,700	14,032,147
	Wells Fargo & Co.	Banks	231,400	11,671,816
				175,108,713
	Total Common Stocks (Cost $677,729,879)			653,713,223
  |  4

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Industry	Principal Amount*		Value
	Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,e,f]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	Multiline Retail	2,607,556		$3,235
	senior secured note, 144A, PIK, 8.00%, 12/31/22	Multiline Retail	2,315,088	EUR	6,184
[b,e,f]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	879,235		4,138
	Total Corporate Bonds (Cost $3,826,866)				13,557

	Foreign Government and Agency Securities 19.2%
	Argentina 0.9%
	Argentina Treasury Bill,
	Strip, 3/30/20		262,502,000	ARS	3,548,091
	Strip, 4/28/20		66,541,000	ARS	899,408
	Strip, 5/28/20		906,000	ARS	7,780
	Strip, 7/29/20		32,617,000	ARS	308,606
	Strip, 10/29/20		12,682,000	ARS	95,791
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21		193,279,000	ARS	931,937
	16.00%, 10/17/23		298,989,000	ARS	1,590,745
	senior note, 15.50%, 10/17/26		243,952,000	ARS	1,293,452
	Government of Argentina,
	[g] FRN, 67.42%, (ARPP7DRR), 6/21/20		2,930,000	ARS	21,995
	[g] FRN, 55.469%, (ARS Badlar + 2.00%), 4/03/22		37,519,000	ARS	277,285
	[h] Index Linked, 4.00%, 3/06/20		1,106,000	ARS	11,866
	senior note, 4.50%, 2/13/20		3,021,000		990,042
					9,976,998
	Brazil 4.8%
	Letra Tesouro Nacional,
	Strip, 7/01/20		10,280[i]	BRL	2,388,236
	Strip, 4/01/21		5,020[i]	BRL	1,121,132
	Strip, 7/01/21		9,890[i]	BRL	2,176,035
	Nota do Tesouro Nacional,
	10.00%, 1/01/21		107,995[i]	BRL	27,481,688
	10.00%, 1/01/23		33,230[i]	BRL	8,891,594
	10.00%, 1/01/25		38,951[i]	BRL	10,738,894
	10.00%, 1/01/27		3,180[i]	BRL	897,289
					53,694,868
	Colombia 0.7%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21		689,000,000	COP	206,241
	senior bond, 4.375%, 3/21/23		52,000,000	COP	14,677
	senior bond, 9.85%, 6/28/27		83,000,000	COP	30,337
  |  5

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Colombia (continued)
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20	677,000,000	COP	$204,748
	senior bond, B, 7.00%, 5/04/22	844,000,000	COP	255,482
	senior bond, B, 10.00%, 7/24/24	1,738,000,000	COP	602,192
	senior bond, B, 7.50%, 8/26/26	19,829,000,000	COP	6,331,832
				7,645,509
	El Salvador 0.0%†
[e]	Government of El Salvador, 144A, 7.65%, 6/15/35	100,000		107,686
	Ghana 1.5%
	Government of Ghana,
	24.75%, 3/01/21	110,000	GHS	21,805
	24.50%, 6/21/21	600,000	GHS	119,251
	24.75%, 7/19/21	6,550,000	GHS	1,305,306
	18.75%, 1/24/22	7,110,000	GHS	1,297,473
	19.75%, 3/25/24	7,250,000	GHS	1,339,732
	19.00%, 11/02/26	27,470,000	GHS	4,863,090
	senior bond, 19.75%, 3/15/32	20,850,000	GHS	3,750,238
	senior note, 21.50%, 3/09/20	130,000	GHS	24,259
	senior note, 18.50%, 6/01/20	1,210,000	GHS	223,582
	senior note, 18.25%, 9/21/20	4,990,000	GHS	921,915
	senior note, 24.00%, 11/23/20	7,760,000	GHS	1,507,967
	senior note, 16.50%, 3/22/21	50,000	GHS	8,998
	senior note, 18.25%, 7/25/22	7,580,000	GHS	1,366,938
				16,750,554
	India 2.8%
	Government of India,
	senior note, 7.16%, 5/20/23	307,000,000	INR	4,459,051
	senior note, 8.83%, 11/25/23	756,500,000	INR	11,644,392
	senior note, 7.68%, 12/15/23	465,000,000	INR	6,898,021
	senior note, 6.79%, 5/15/27	540,500,000	INR	7,658,505
				30,659,969
	Indonesia 2.9%
	Government of Indonesia,
	senior bond, FR35, 12.90%, 6/15/22	10,168,000,000	IDR	829,843
	senior bond, FR39, 11.75%, 8/15/23	1,616,000,000	IDR	133,544
	senior bond, FR43, 10.25%, 7/15/22	154,000,000	IDR	11,897
	senior bond, FR46, 9.50%, 7/15/23	73,000,000,000	IDR	5,633,264
	senior bond, FR63, 5.625%, 5/15/23	2,150,000,000	IDR	147,387
	senior bond, FR70, 8.375%, 3/15/24	339,868,000,000	IDR	25,434,430
				32,190,365
  |  6

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico 3.1%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20		511,900[j]	MXN	$2,615,921
	senior bond, M, 6.50%, 6/10/21		2,105,100[j]	MXN	10,641,243
	senior bond, M, 6.50%, 6/09/22		1,838,700[j]	MXN	9,276,660
	senior bond, M, 8.00%, 12/07/23		154,000[j]	MXN	817,506
	senior bond, M 20, 10.00%, 12/05/24		85,300[j]	MXN	494,596
	senior note, M, 7.25%, 12/09/21		2,012,900[j]	MXN	10,320,172
					34,166,098
	South Korea 2.2%
	Korea Monetary Stabilization Bond,
	senior note, 2.16%, 2/02/20		1,991,600,000	KRW	1,665,684
	senior note, 2.14%, 6/02/20		681,000,000	KRW	571,032
	senior note, 2.05%, 10/05/20		460,000,000	KRW	386,400
	senior note, 1.18%, 8/02/21		208,000,000	KRW	172,987
	Korea Treasury Bond,
	senior bond, 4.25%, 6/10/21		3,380,800,000	KRW	2,956,929
	senior bond, 1.875%, 3/10/24		1,702,000,000	KRW	1,449,706
	senior note, 1.25%, 12/10/19		2,503,000,000	KRW	2,087,516
	senior note, 1.75%, 6/10/20		113,000,000	KRW	94,544
	senior note, 2.00%, 3/10/21		8,058,200,000	KRW	6,784,121
	senior note, 1.375%, 9/10/21		8,462,200,000	KRW	7,062,010
	senior note, 2.00%, 12/10/21		380,000,000	KRW	321,497
	senior note, 3.00%, 9/10/24		745,000,000	KRW	668,743
					24,221,169
[k]	Supranational 0.3%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		60,000,000	MXN	3,126,667
	Total Foreign Government and Agency Securities (Cost $267,534,352)				212,539,883
		Industry	Shares
	Escrows and Litigation Trusts (Cost $—) 0.0%
	United States 0.0%
[a,b]	NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000		—
  |  7

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased 0.2%
Calls - Over-the-Counter
Currency Options 0.1%
AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	340,000	AUD	$48
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	1,511,000	AUD	468
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	1,661,000	AUD	256
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	6,042,000	AUD	1,191
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	1,133,000	AUD	1,686
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	1,888,000	AUD	767
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	2,379,000	AUD	1,126
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	1,511,000	AUD	584
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	2,274,000		17,790
USD/MXN, Counterparty CITI, December Strike Price 18.83 MXN, Expires 12/09/19	1	1,325,000		76,047
USD/MXN, Counterparty CITI, December Strike Price 21.70 MXN, Expires 12/09/19	1	1,325,000		2,764
USD/MXN, Counterparty CITI, March Strike Price 20.78 MXN, Expires 3/09/20	1	2,209,000		40,272
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	8,235,000		265,826
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	4,902,000		123,908
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	5,529,000		146,159
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,725,000		54,384
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	5,523,000		142,201
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	5,517,000		160,114
USD/MXN, Counterparty GSCO, March Strike Price 21.20 MXN, Expires 3/12/20	1	5,300,000		73,267
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	2,765,000		24,556
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	2,765,000		24,556
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	2,765,000		968
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	1,039,000		15,889
USD/MXN, Counterparty JPHQ, March Strike Price 20.89 MXN, Expires 3/05/20	1	2,082,000		33,847
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	3,160,000		79,910
  |  8

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, December Strike Price 20.56 MXN, Expires 12/10/19	1	2,209,000		$17,593
USD/MXN, Counterparty MSCO, December Strike Price 20.77 MXN, Expires 12/10/19	1	2,209,000		13,521
USD/MXN, Counterparty MSCO, March Strike Price 21.58 MXN, Expires 3/05/20	1	4,418,000		43,712
USD/MXN, Counterparty MSCO, March Strike Price 24.81 MXN, Expires 3/05/20	1	2,209,000		3,424
USD/MXN, Counterparty MSCO, March Strike Price 21.36 MXN, Expires 3/10/20	1	8,284,000		99,507
USD/MXN, Counterparty MSCO, March Strike Price 20.90 MXN, Expires 3/12/20	1	1,400,000		24,142
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	1,400,000		31,441
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	4,418,000		97,289
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	4,418,000		27,197
Puts - Over-the-Counter
Currency Options 0.1%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	1,208,000	AUD	13,563
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	755,000	AUD	10,675
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	5,588,000	AUD	171,352
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	2,266,000	AUD	77,431
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	3,022,000	AUD	15,126
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	3,022,000	AUD	73,005
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	566,000	AUD	7,559
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	340,000	AUD	6,455
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	1,416,000	AUD	45,749
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	1,020,000	AUD	39,284
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	5,035,000	AUD	40,311
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	2,518,000	AUD	40,591
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	6,344,000	AUD	25,507
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	3,147,000	AUD	45,502
  |  9

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	2,517,000	AUD	$26,059
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	3,021,000	AUD	21,844
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	1,511,000	AUD	22,721
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	6,000	AUD	35
USD/MXN, Counterparty CITI, March Strike Price 18.35 MXN, Expires 3/06/20	1	2,354,000		4,261
USD/MXN, Counterparty CITI, March Strike Price 18.68 MXN, Expires 3/09/20	1	1,657,000		5,405
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	1,382,000		4,286
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	2,761,000		32,859
USD/MXN, Counterparty GSCO, March Strike Price 18.57 MXN, Expires 3/12/20	1	880,000		2,413
USD/MXN, Counterparty JPHQ, March Strike Price 18.74 MXN, Expires 3/05/20	1	1,561,000		5,413
USD/MXN, Counterparty MSCO, December Strike Price 18.96 MXN, Expires 12/03/19	1	8,327,000		12,757
USD/MXN, Counterparty MSCO, December Strike Price 20.31 MXN, Expires 12/03/19	1	4,163,000		116,939
USD/MXN, Counterparty MSCO, December Strike Price 18.68 MXN, Expires 12/10/19	1	2,209,000		1,889
USD/MXN, Counterparty MSCO, December Strike Price 18.91 MXN, Expires 12/10/19	1	2,209,000		3,508
USD/MXN, Counterparty MSCO, March Strike Price 18.92 MXN, Expires 3/10/20	1	1,105,000		5,407
Total Options Purchased (Cost $3,084,071)				2,524,316
Total Investments before Short Term Investments (Cost $952,175,168)				868,790,979
		Principal Amount*
Short Term Investments 16.6%

Foreign Government and Agency Securities 2.3%
Brazil 0.3%
Letra Tesouro Nacional, Strip, 1/01/20 - 4/01/20		13,520[i]	BRL	3,184,358
  |  10

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Japan 1.3%
[l]	Japan Treasury Discount Bill, 10/07/19 - 12/10/19		1,572,800,000	JPY	$14,549,229
	Mexico 0.5%
[l]	Mexico Treasury Bill, 1/02/20 - 4/02/20		11,601,000[m]	MXN	5,718,806
	South Korea 0.2%
	Korea Monetary Stabilization Bond,
	senior note, 1.87%, 11/09/19		680,000,000	KRW	567,405
	senior note, 2.06%, 12/02/19		906,999,999	KRW	757,349
	senior note, 1.715%, 5/09/20		440,000,000	KRW	367,833
					1,692,587
	Total Foreign Government and Agency Securities (Cost $25,711,119)				25,144,980
	Total Investments before Money Market Funds (Cost $977,886,287)				893,935,959
			Shares

	Money Market Funds (Cost $158,122,158) 14.3%
	United States 14.3%
[n,o]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%		158,122,158		158,122,158
	Total Investments (Cost $1,136,008,445) 95.1%				1,052,058,117
	Options Written (0.1)%				(1,587,968)
	Other Assets, less Liabilities 5.0%				55,455,754
	Net Assets 100.0%				$1,105,925,903
		Number of Contracts	Notional Amount*
	Options Written (0.1)%
	Calls - Over-the-Counter
	Currency Options (0.1)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	3,625,000	AUD	(32)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	1,511,000	AUD	(9)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	3,021,000	AUD	(16)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	1,133,000	AUD	(2,032)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	680,000	AUD	(755)
  |  11

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	1,020,000	AUD	$(582)
AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	1,133,000	AUD	(417)
AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	2,417,000	AUD	(5,336)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	1,511,000	AUD	(2,741)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	6,041,000	AUD	(21,957)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	1,888,000	AUD	(8,867)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	2,379,000	AUD	(13,276)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	1,511,000	AUD	(15,350)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	3,021,000	AUD	(3,393)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	3,776,000	AUD	(8,074)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	4,758,000	AUD	(11,808)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	2,518,000	AUD	(10,491)
AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	6,000	AUD	(0)
USD/MXN, Counterparty CITI, December Strike Price 19.81 MXN, Expires 12/09/19	1	2,651,000		(53,831)
USD/MXN, Counterparty CITI, March Strike Price 21.82 MXN, Expires 3/06/20	1	1,373,000		(11,617)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	2,745,000		(155,279)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	2,745,000		(28,221)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	1,961,000		(95,252)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	1,961,000		(11,078)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	2,765,000		(25,120)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	529,000		(4,923)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	2,761,000		(46,324)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	1,839,000		(19,620)
USD/MXN, Counterparty GSCO, March Strike Price 19.49 MXN, Expires 3/12/20	1	1,770,000		(85,410)
USD/MXN, Counterparty GSCO, March Strike Price 22.11 MXN, Expires 3/12/20	1	1,770,000		(13,176)
  |  12

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	5,529,000	$(11,406)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	1,580,000	(9,350)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	4,418,000	(90,640)
USD/MXN, Counterparty MSCO, March Strike Price 22.56 MXN, Expires 3/05/20	1	3,314,000	(17,203)
USD/MXN, Counterparty MSCO, March Strike Price 20.49 MXN, Expires 3/10/20	1	2,762,000	(63,040)
USD/MXN, Counterparty MSCO, March Strike Price 22.87 MXN, Expires 3/12/20	1	1,100,000	(5,134)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	700,000	(4,432)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	6,627,000	(63,467)
USD/MXN, Counterparty MSCO, September Strike Price 25.68 MXN, Expires 9/10/20	1	552,000	(3,830)
Puts - Over-the-Counter
Currency Options (0.0)%†
USD/MXN, Counterparty CITI, March Strike Price 18.96 MXN, Expires 3/06/20	1	2,207,000	(11,000)
USD/MXN, Counterparty CITI, March Strike Price 19.38 MXN, Expires 3/06/20	1	1,324,000	(12,701)
USD/MXN, Counterparty CITI, March Strike Price 19.37 MXN, Expires 3/09/20	1	3,314,000	(31,791)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	2,745,000	(40,382)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	980,000	(16,831)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	4,147,000	(42,884)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,725,000	(66,604)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	529,000	(4,634)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	5,523,000	(116,364)
USD/MXN, Counterparty GSCO, March Strike Price 19.40 MXN, Expires 3/12/20	1	2,200,000	(22,156)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	1,580,000	(6,146)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	2,765,000	(8,284)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	1,039,000	(5,719)
USD/MXN, Counterparty JPHQ, March Strike Price 19.45 MXN, Expires 3/05/20	1	3,122,000	(32,971)
  |  13

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, December Strike Price 19.74 MXN, Expires 12/03/19	1	12,490,000	$(135,829)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	4,418,000	(57,606)
USD/MXN, Counterparty MSCO, March Strike Price 19.05 MXN, Expires 3/12/20	1	1,100,000	(6,540)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	1,100,000	(10,087)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	1,657,000	(35,950)
Total Options Written (Premiums received $2,456,050)			$(1,587,968)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 7.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $121,243, representing less than 0.1% of net assets.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]Redemption price at maturity and coupon payment are adjusted for inflation.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Principal amount is stated in 100 Mexican Peso Units.
[k]A supranational organization is an entity formed by two or more central governments through international treaties.
[l]The security was issued on a discount basis with no stated coupon rate.
[m]Principal amount is stated in 10 Mexican Peso Units.
[n]See Note 6 regarding investments in affiliated management investment companies.
[o]The rate shown is the annualized seven-day effective yield at period end.
  |  14

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Indian Rupee	HSBK	Buy	180,102,000	2,541,301		10/03/19	$7,109	$ —
Indian Rupee	HSBK	Sell	180,102,000	2,580,813		10/03/19	32,402	—
Norwegian Krone	DBAB	Buy	6,689,000	738,382		10/03/19	—	(3,166)
Swedish Krona	DBAB	Buy	9,095,000	935,700		10/03/19	—	(11,739)
Swedish Krona	DBAB	Sell	9,095,000	940,061		10/03/19	16,100	—
Indian Rupee	BNDP	Sell	211,011,700	3,024,130		10/07/19	39,890	—
South Korean Won	HSBK	Sell	9,458,966,732	8,098,430		10/07/19	208,504	—
Australian Dollar	CITI	Buy	5,228,300	3,549,022		10/08/19	—	(19,107)
Australian Dollar	CITI	Sell	5,228,300	3,732,797		10/08/19	202,882	—
Euro	DBAB	Buy	2,963,250	3,266,672		10/08/19	—	(34,888)
Euro	DBAB	Sell	5,532,158	6,299,744		10/08/19	266,255	—
Euro	UBSW	Sell	943,744	1,074,929		10/09/19	45,576	—
Australian Dollar	JPHQ	Buy	2,515,750	1,704,801		10/11/19	—	(6,084)
Australian Dollar	JPHQ	Sell	2,515,750	1,805,529		10/11/19	106,812	—
Euro	HSBK	Sell	3,767,000	4,313,177		10/11/19	203,786	—
Euro	JPHQ	Buy	529,326	589,852		10/11/19	—	(12,415)
Euro	JPHQ	Sell	3,444,388	3,944,892		10/11/19	187,436	—
Australian Dollar	JPHQ	Buy	2,515,750	1,704,992		10/15/19	—	(6,017)
Australian Dollar	JPHQ	Sell	2,515,750	1,803,202		10/15/19	104,227	—
Euro	BOFA	Sell	7,619,000	8,718,422		10/15/19	404,161	—
Euro	DBAB	Sell	975,304	1,114,918		10/15/19	50,615	—
Euro	GSCO	Sell	1,651,995	1,888,710		10/15/19	85,964	—
Indian Rupee	JPHQ	Buy	243,612,000	3,432,702		10/15/19	9,045	—
Indian Rupee	JPHQ	Sell	243,612,000	3,373,193		10/15/19	—	(68,554)
South Korean Won	HSBK	Sell	5,354,972,927	4,571,820		10/15/19	104,000	—
Swedish Krona	DBAB	Buy	24,942,200	2,339,333	EUR	10/15/19	—	(16,751)
Japanese Yen	HSBK	Buy	491,681,680	4,583,469		10/21/19	—	(28,668)
Japanese Yen	HSBK	Sell	491,681,680	4,647,187		10/21/19	92,385	—
Japanese Yen	JPHQ	Buy	309,774,280	2,885,513		10/21/19	—	(15,850)
Japanese Yen	JPHQ	Sell	309,774,280	2,917,590		10/21/19	47,927	—
Australian Dollar	JPHQ	Buy	14,513,500	9,838,382		10/23/19	—	(33,919)
Australian Dollar	JPHQ	Sell	14,513,500	10,479,690		10/23/19	675,227	—
Euro	GSCO	Sell	974,786	1,118,420		10/23/19	53,977	—
Euro	UBSW	Sell	3,506,930	4,028,691		10/23/19	199,205	—
Euro	DBAB	Sell	100,000	113,836		10/25/19	4,620	—
Euro	GSCO	Sell	110,159	124,656		10/29/19	4,305	—
Euro	SCNY	Sell	3,343,195	3,783,162		10/29/19	130,655	—
South Korean Won	HSBK	Sell	4,163,000,000	3,541,170		10/29/19	66,321	—
Swedish Krona	DBAB	Buy	14,739,750	1,531,546		10/29/19	—	(31,346)
Swedish Krona	DBAB	Sell	14,739,750	1,526,115		10/29/19	25,915	—
Euro	DBAB	Sell	6,229,151	7,051,399		10/30/19	245,363	—
Euro	CITI	Sell	3,767,000	4,265,374		11/04/19	148,168	—
Indian Rupee	JPHQ	Buy	120,119,000	1,688,013		11/04/19	4,738	—
Indian Rupee	JPHQ	Sell	120,119,000	1,661,684		11/04/19	—	(31,066)
Euro	JPHQ	Sell	121,383,503	135,269,776		11/05/19	2,592,986	—
  |  15

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	BNDP	Sell	212,773,300	2,941,621		11/06/19	$ —	$(56,117)
Indian Rupee	HSBK	Buy	249,685,002	3,508,044		11/06/19	9,738	—
Indian Rupee	HSBK	Sell	249,685,002	3,433,276		11/06/19	—	(84,506)
Indian Rupee	HSBK	Buy	205,866,058	2,891,986		11/07/19	8,086	—
Indian Rupee	HSBK	Sell	205,866,058	2,838,162		11/07/19	—	(61,910)
Euro	JPHQ	Sell	2,214,250	2,514,480		11/08/19	93,747	—
Australian Dollar	JPHQ	Buy	2,515,750	1,706,275		11/13/19	—	(5,675)
Australian Dollar	JPHQ	Sell	2,515,750	1,762,975		11/13/19	62,375	—
British Pound	JPHQ	Sell	51,174,229	62,005,050		11/13/19	—	(1,022,957)
Indian Rupee	HSBK	Buy	168,746,940	2,368,461		11/13/19	6,987	—
Indian Rupee	HSBK	Sell	250,330,000	3,479,705		11/13/19	—	(44,187)
Swedish Krona	DBAB	Buy	24,942,200	2,338,708	EUR	11/13/19	—	(16,766)
Norwegian Krone	DBAB	Buy	13,252,000	1,488,649		11/14/19	—	(31,076)
Euro	JPHQ	Buy	13,488,375	15,068,086		11/15/19	—	(315,158)
Euro	JPHQ	Sell	13,488,375	15,418,291		11/15/19	665,363	—
Indian Rupee	HSBK	Sell	229,352,000	3,177,281		11/18/19	—	(49,359)
Norwegian Krone	DBAB	Buy	5,468,000	612,616		11/18/19	—	(11,173)
Indian Rupee	CITI	Sell	281,865,000	3,930,075		11/19/19	—	(34,866)
Norwegian Krone	DBAB	Buy	22,113,500	2,457,643		11/19/19	—	(25,281)
Swedish Krona	DBAB	Buy	1,808,000	188,547		11/19/19	—	(4,301)
Swedish Krona	DBAB	Sell	1,808,000	187,441		11/19/19	3,195	—
Australian Dollar	JPHQ	Buy	9,454,000	6,413,215		11/20/19	—	(21,257)
Australian Dollar	JPHQ	Sell	9,454,000	6,554,505		11/20/19	162,547	—
Euro	BOFA	Sell	4,110,760	4,665,137		11/20/19	167,520	—
Euro	GSCO	Sell	47,872	54,304		11/20/19	1,926	—
Indian Rupee	JPHQ	Buy	124,245,000	1,742,322		11/20/19	5,198	—
Indian Rupee	JPHQ	Sell	124,245,000	1,725,314		11/20/19	—	(22,206)
Australian Dollar	JPHQ	Buy	8,046,000	5,459,664		11/21/19	—	(19,521)
Australian Dollar	JPHQ	Sell	8,046,000	5,556,648		11/21/19	116,505	—
Australian Dollar	JPHQ	Sell	9,763,938	701,862,099	JPY	11/21/19	—	(87,202)
Euro	GSCO	Sell	974,548	1,105,284		11/21/19	38,953	—
Euro	JPHQ	Sell	3,912,953	4,432,945		11/21/19	151,471	—
Euro	UBSW	Sell	3,506,930	3,974,544		11/21/19	137,332	—
Australian Dollar	JPHQ	Buy	14,513,500	9,887,119		11/22/19	—	(73,834)
Australian Dollar	JPHQ	Sell	14,513,500	10,079,771		11/22/19	266,487	—
Euro	HSBK	Sell	2,803,525	330,774,787	JPY	11/22/19	2,578	—
Japanese Yen	CITI	Buy	294,775,500	2,787,482		11/26/19	—	(50,661)
Japanese Yen	CITI	Sell	294,775,500	2,788,548		11/26/19	51,728	—
Norwegian Krone	DBAB	Buy	16,393,500	1,829,397		11/26/19	—	(26,078)
Swedish Krona	DBAB	Buy	36,345,000	3,783,750		11/26/19	—	(78,455)
Swedish Krona	DBAB	Sell	36,345,000	3,769,642		11/26/19	64,347	—
Japanese Yen	JPHQ	Buy	209,581,500	1,980,041		11/27/19	—	(34,084)
Euro	DBAB	Sell	6,231,599	7,046,537		11/29/19	224,484	—
Euro	GSCO	Sell	182,797	206,794		11/29/19	6,676	—
Swedish Krona	DBAB	Buy	21,989,041	2,285,464		11/29/19	—	(43,333)
Swedish Krona	DBAB	Sell	21,989,042	2,281,080		11/29/19	38,949	—
  |  16

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Buy	5,228,300	3,554,303		12/03/19	$ —	$(18,093)
Australian Dollar	CITI	Sell	5,228,300	3,639,472		12/03/19	103,262	—
Euro	JPHQ	Sell	13,255,813	15,053,632		12/05/19	533,441	—
Euro	UBSW	Sell	943,744	1,070,555		12/05/19	36,794	—
Indian Rupee	HSBK	Sell	179,312,000	2,447,778		12/05/19	—	(69,447)
Japanese Yen	JPHQ	Buy	256,376,490	2,402,663		12/05/19	—	(20,389)
Japanese Yen	JPHQ	Sell	256,376,490	2,421,350		12/05/19	39,076	—
Japanese Yen	HSBK	Buy	787,438,340	7,382,756		12/06/19	—	(65,010)
Japanese Yen	HSBK	Sell	787,438,340	7,453,861		12/06/19	136,115	—
Japanese Yen	JPHQ	Buy	266,705,690	2,500,090		12/06/19	—	(21,566)
Japanese Yen	JPHQ	Sell	266,705,690	2,519,057		12/06/19	40,533	—
Euro	DBAB	Sell	5,532,158	6,325,026		12/09/19	262,864	—
South Korean Won	GSCO	Sell	5,211,000,000	4,400,068		12/09/19	45,847	—
Euro	DBAB	Buy	10,992,563	12,175,637		12/11/19	—	(127,622)
Euro	DBAB	Sell	10,992,562	12,618,912		12/11/19	570,898	—
Swedish Krona	DBAB	Buy	24,942,200	2,337,940	EUR	12/13/19	—	(16,511)
Indian Rupee	HSBK	Sell	88,330,094	1,217,423		12/16/19	—	(20,696)
Indian Rupee	JPHQ	Buy	167,124,000	2,335,765		12/16/19	6,805	—
Indian Rupee	JPHQ	Sell	394,734,880	5,467,810		12/16/19	—	(65,171)
Euro	BOFA	Sell	2,055,380	2,343,133		12/18/19	88,888	—
Euro	GSCO	Sell	1,651,995	1,881,292		12/18/19	69,461	—
Japanese Yen	HSBK	Buy	510,858,000	4,767,570		12/19/19	—	(13,399)
Japanese Yen	HSBK	Sell	510,858,000	4,845,747		12/19/19	91,576	—
Norwegian Krone	DBAB	Buy	22,113,500	2,458,394		12/19/19	—	(24,738)
Japanese Yen	JPHQ	Buy	250,941,490	2,343,180		12/20/19	—	(7,603)
Japanese Yen	JPHQ	Sell	250,941,490	2,372,085		12/20/19	36,507	—
Norwegian Krone	DBAB	Buy	13,389,000	1,496,312		12/23/19	—	(22,686)
Indian Rupee	BNDP	Sell	233,148,000	3,196,107		1/13/20	—	(59,733)
Australian Dollar	JPHQ	Buy	2,515,750	1,715,835		1/15/20	—	(12,297)
Australian Dollar	JPHQ	Sell	2,515,750	1,762,572		1/15/20	59,034	—
Indian Rupee	CITI	Sell	328,532,000	4,486,303		1/16/20	—	(99,762)
South Korean Won	HSBK	Sell	1,722,027,073	1,472,070		1/28/20	30,693	—
South Korean Won	HSBK	Sell	4,594,897,268	3,926,256		1/30/20	79,933	—
Swedish Krona	DBAB	Buy	24,942,100	2,336,321	EUR	2/13/20	—	(16,602)
Australian Dollar	JPHQ	Sell	9,763,938	698,722,016	JPY	2/21/20	—	(86,319)
Australian Dollar	CITI	Sell	5,235,270	374,275,995	JPY	2/25/20	—	(49,196)
Euro	HSBK	Sell	2,803,525	330,826,092	JPY	2/25/20	2,962	—
Japanese Yen	CITI	Buy	310,987,600	2,960,943		2/26/20	—	(53,243)
Japanese Yen	CITI	Sell	310,987,600	2,961,674		2/26/20	53,974	—
Norwegian Krone	DBAB	Buy	16,393,500	1,830,715		2/26/20	—	(25,856)
Japanese Yen	CITI	Buy	212,053,600	2,016,992		2/27/20	—	(34,193)
Japanese Yen	CITI	Sell	112,930,400	1,075,563		2/27/20	19,612	—
Japanese Yen	JPHQ	Buy	209,585,600	1,993,451		2/27/20	—	(33,729)
Japanese Yen	CITI	Buy	407,229,000	3,900,715		2/28/20	—	(92,704)
Japanese Yen	CITI	Sell	407,229,000	3,878,593		2/28/20	70,582	—
Australian Dollar	CITI	Sell	17,534,250	1,255,759,745	JPY	3/06/20	—	(139,657)
  |  17

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Buy	308,598,830	2,908,796		3/06/20	$ —	$(21,847)
Japanese Yen	HSBK	Sell	308,598,830	2,943,438		3/06/20	56,488	—
Japanese Yen	JPHQ	Buy	293,091,520	2,765,616		3/06/20	—	(23,738)
Japanese Yen	JPHQ	Sell	293,091,520	2,785,945		3/06/20	44,067	—
Swedish Krona	DBAB	Buy	24,942,200	2,335,456	EUR	3/13/20	—	(16,601)
Indian Rupee	JPHQ	Sell	108,239,120	1,482,220		3/16/20	—	(17,068)
Euro	GSCO	Sell	974,548	1,092,254		3/23/20	16,157	—
Japanese Yen	HSBK	Buy	740,597,560	6,970,096		3/23/20	—	(34,597)
Japanese Yen	JPHQ	Buy	501,343,490	4,714,594		3/23/20	—	(19,646)
Japanese Yen	JPHQ	Sell	501,343,490	4,769,920		3/23/20	74,972	—
Norwegian Krone	DBAB	Buy	13,389,000	1,497,534		3/23/20	—	(23,345)
Japanese Yen	JPHQ	Buy	130,119,720	1,235,270		3/24/20	—	(16,659)
Japanese Yen	JPHQ	Sell	130,119,720	1,238,061		3/24/20	19,450	—
Norwegian Krone	DBAB	Buy	10,071,000	1,119,983		3/24/20	—	(11,118)
Euro	HSBK	Sell	2,803,598	331,441,392	JPY	3/25/20	8,086	—
Euro	SCNY	Sell	909,501	1,008,218		3/31/20	3,414	—
Australian Dollar	JPHQ	Sell	9,763,938	696,359,144	JPY	5/21/20	—	(85,597)
Euro	HSBK	Sell	2,803,525	331,035,515	JPY	5/22/20	3,563	—
Japanese Yen	HSBK	Buy	308,598,830	2,925,673		6/08/20	—	(22,286)
Japanese Yen	JPHQ	Buy	293,091,510	2,781,891		6/08/20	—	(24,401)
Japanese Yen	JPHQ	Sell	293,091,510	2,800,640		6/08/20	43,150	—
Euro	JPHQ	Sell	13,255,813	15,404,845		6/15/20	687,836	—
Swedish Krona	DBAB	Buy	24,942,100	2,332,476	EUR	6/15/20	—	(16,526)
Japanese Yen	JPHQ	Buy	250,941,500	2,372,927		6/22/20	—	(10,000)
Japanese Yen	JPHQ	Sell	250,941,500	2,399,625		6/22/20	36,698	—
Japanese Yen	BNDP	Buy	634,154,280	6,056,920		6/24/20	—	(84,847)
Australian Dollar	JPHQ	Sell	9,763,937	693,922,051	JPY	8/21/20	—	(84,670)
Australian Dollar	CITI	Sell	5,221,330	370,602,955	JPY	8/24/20	—	(49,364)
Euro	HSBK	Sell	2,803,525	331,284,750	JPY	8/24/20	4,495	—
Japanese Yen	CITI	Buy	255,150,000	2,468,806		8/31/20	—	(56,427)
Total Forward Exchange Contracts							$12,029,981	$(4,354,492)
Net unrealized appreciation (depreciation)							$7,675,489

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	$4,020,000	$(86,122)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	28,960,000	(5,592,706)
  |  18

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Interest Rate Swap Contracts (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	$4,440,000	$(1,307,617)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	4,440,000	(1,330,671)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	4,440,000	(1,348,139)
Total Interest Rate Swap Contracts				$(9,665,255)
See Abbreviations on page 25.
  |  19

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  20

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2019, Templeton Global Balanced Fund received $ 5,886,056 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
  |  21

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Balanced Fund – Forwards, swaps, options and VRI
Templeton Global Balanced Fund – Forwards, swaps, options and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  RESTRICTED SECURITIES
At September 30, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
  |  22

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
Principal Amount/ Shares/ Warrants	Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Balanced Fund
1,390,834	K2016470219 South Africa Ltd., A	10/11/11 - 2/01/17	$8,179	$918
437,269	K2016470219 South Africa Ltd., B	2/01/17	325	289
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$8,504	$1,207
Templeton Global Balanced Fund
32,900,733	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$81,025	$21,726
4,646,498	K2016470219 South Africa Ltd., B	2/01/17	3,450	3,068
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$84,475	$24,794

†Rounds to less than 0.1% of net assets.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$1,980,659	$28,908,525	$(12,086,669)	$ —	$ —	$18,802,515	18,802,515	$36,481
Templeton Global Balanced Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$105,243,850	$321,261,185	$(268,382,877)	$ —	$ —	$158,122,158	158,122,158	$1,236,110
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	9,561,000	1,672,000	(11,233,000)	—	—	—	—	10,268
Total Affiliated Securities	$114,804,850	$322,933,185	$(279,615,877)	$ —	$ —	$158,122,158		$1,246,378
7.  INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)
Templeton Global Balanced Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2019, the net assets of FT Subsidiary were $5,365,037, representing 0.5% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
  |  23

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$1,207	$1,207
Mexico	—	—	—[c]	—
Corporate Bonds:
South Africa	—	—	643	643
Short Term Investments	18,802,515	—	—	18,802,515
Total Investments in Securities	$18,802,515	$ —	$1,850	$18,804,365
Templeton Global Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:
South Africa	$—	$—	$24,794	$24,794
United States	175,073,779	—	34,934	175,108,713
All Other Equity Investments	478,579,716	—	—	478,579,716
Corporate Bonds:
South Africa	—	—	13,557	13,557
Foreign Government and Agency Securities	—	212,539,883	—	212,539,883
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	2,524,316	—	2,524,316
Short Term Investments	158,122,158	25,144,980	—	183,267,138
Total Investments in Securities	$811,775,653	$240,209,179	$73,285	$1,052,058,117
Other Financial Instruments:
Forward Exchange Contracts	$—	$12,029,981	$—	$12,029,981
  |  24

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Global Balanced Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$—	$1,587,968	$—	$1,587,968
Forward Exchange Contracts	—	4,354,492	—	4,354,492
Swap Contracts	—	9,665,255	—	9,665,255
Total Other Financial Instruments	$ —	$15,607,715	$ —	$15,607,715

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at September 30, 2019.
9.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
Templeton Emerging Markets Balanced Fund liquidated on October 10, 2019.
Abbreviations
Counterparty
BNDP	Bank of America Corp.
BOFA	Bank of America Corp.
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
ARS	Auction Rate Security
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FRN	Floating Rate Note
IDR	International Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  25